FAIR VALUE OF ASSETS AND LIABILITIES - Items measured at fair value on a non-recurring basis (Details) - Non-recurring fair value measurement - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	$ 159,451	$ 95,417
Machinery and equipment
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	11,702	9,918
Real estate for residential purposes
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	117,476	63,283
Real estate different from residential properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	30,273	22,216
Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	159,451	95,417
Level 3 | Machinery and equipment
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	11,702	9,918
Level 3 | Real estate for residential purposes
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	117,476	63,283
Level 3 | Real estate different from residential properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	$ 30,273	$ 22,216